DISCONTINUED OPERATIONS - LOSS OF CONTROL -Disclosure of net gain (loss) from discontinued operation (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Discontinued Operations [Abstract]
Net Gain (Loss) from discontinued operations - loss of control	$ 995,142	$ (1,949,330)	$ (2,191,326)